Advances to suppliers (Tables)	12 Months Ended
Dec. 31, 2022
Advances to suppliers
Schedule of advances to suppliers
	December 31,	December 31,
	2022	2021
Advances to suppliers	$1,357,625	$3,459,374
Allowance for doubtful accounts	(65,627)	(38,746)
Advances to suppliers, net	$1,291,998	$3,420,628

Schedule of allowance for doubtful accounts
	December 31,	December 31,
	2022	2021
Balance at beginning of period	$38,746	$179,095
Change of allowance for doubtful accounts	49,038	(144,549)
Write off	(18,030)	(5)
Translation adjustments	(4,127)	4,205
Balance at end of period	$65,627	$38,746